Share Capital (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	11 Months Ended
	Jul. 31, 2025	Jun. 30, 2026	Jun. 30, 2026
The Private Placement [Member]
Sale Of Stock [Line Items]
Number of ADSs issued	65,482
Lifesci Capital, LLC [Member]
Sale Of Stock [Line Items]
Number of ADSs issued	80
Total consideration of repurchase of ADSs	$ 7,260
Lifesci Capital, LLC [Member] | ATM agreement [Member]
Sale Of Stock [Line Items]
Proceeds from sale of ADSs		$ 68	$ 5,882
Number of ADSs issued		34,760	2,014,746
Share price per share		$ 2.01	$ 3.04